SUPPLEMENT dated September 9, 2008

To the PROSPECTUS of

Newton International Equity Fund – Class I Shares

Dated February 1, 2008
(as supplemented March 14, 2008 and March 21, 2008)

The following information supersedes and replaces the current description of the eligibility/minimum investment requirements of the fund’s Class I shares contained under the heading “Investment and Account Information – How to purchase Class I shares” on page 11 in the above noted prospectus:

Fund Class I shares may be purchased by:

•	bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer fund Class I shares to their clients;

•

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non- profit entities, trade or labor unions, or state and local governments (“Retirement Plans”), and IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”). The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or SEP-IRAs. Fund shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA that has entered into an agreement with the fund’s distributor to offer shares to such Retirement Plan or SEP-IRA;

•	law firms or attorneys acting as trustees or executors/administrators;

•	foundations and endowments that make an initial investment in a fund of at least $1 million;

•

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the funds’ distributor; and

•	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make fund Class I shares available.

Effective December 1, 2008, the following information supersedes and replaces the current description of the fund’s redemption fee in the above noted prospectus contained under the headings “Risk/Return Summary – Fees and expenses of the fund” on page 6, “Investment and Account Information – How to exchange Class I shares” on page 12, “Investment and Account Information – How to redeem Class I shares” on page 13, “Investment and Account Information – Redemption fee” on page 14, and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 17.

Frequent trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, a 2% fee will be assessed on redemptions (including exchanges) of the fund’s shares that are held for less than 60 days.

The redemption fee is paid directly to the fund and is designed to offset brokerage commissions, market impact, and other costs associated with frequent trading.

Subject to the exceptions described below, you will be subject to the fee, whether you hold the shares directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, record keeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The fund will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries (including those sponsored by Mellon Institutional Funds or their affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that the investment remains in the fund; (6) purchased by other mutual funds, if approved by Mellon Institutional Funds; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the funds in their sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed from Coverdell Education Savings Accounts to pay qualified education expenses; (10) redeemed from 529 Plans; and (11) converted from one share class to another in the fund.

In addition, the fund will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by affiliates of Mellon Institutional Funds or through third party record keepers. These transactions include: (1) redemptions of shares purchased with new contributions to the plan, such as payroll contributions, excess contributions and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distributions, systematic withdrawal programs and lump sum distributions; (3) redemptions by plan participants of investments made on their behalf into Qualified Default Investment Alternatives (“QDIAs”); (4) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (5) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options, plan termination or merger; (6) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (7) forfeitures or redemptions in connection with a participant’s termination of employment. The fund may waive redemption fees for certain retirement plans that have implemented automated processes or other procedures to prevent frequent trading. Such waivers require the written approval of the fund.

The fund reserves the right to withdraw waivers in their sole discretion without notice if it determines that an account is engaging in frequent trading or other activities detrimental to the fund.

If you hold your shares through a financial intermediary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing the fund’s distributor with the information necessary to enable you to receive any redemption fee waivers to which you may be entitled.

While the fund seeks to apply its redemption fee policy to all accounts, the fund cannot assure that all intermediaries will properly assess the fees in omnibus accounts. In addition, due to operational limitations or restrictions at retirement plans and other financial intermediaries that maintain omnibus accounts with the fund, these intermediaries may calculate redemption fees differently than the fund. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.

Effective December 1, 2008, the following information supersedes and replaces the current description of the fund’s excessive exchange and trade activity monitoring policies in the above noted prospectus contained under the headings “Investment and Account Information – How to exchange Class I shares” on page 12 and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 17.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the board of trustees has adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (“frequent trading”) that could adversely affect a fund or its operations. The fund will not enter arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum or maximum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

•	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets); and

•	refuse any purchase or exchange request, including those from any individual or group who, in a fund’s view, is likely to engage in frequent trading.

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

The fund monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, the fund evaluates trading activity in the account for evidence of frequent trading. The fund considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the fund seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the fund seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If the fund concludes the account is likely to engage in frequent trading, the fund may cancel or revoke the purchase or exchange on the following business day. The fund may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the fund may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The fund’s ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by the fund or Dreyfus generally are not considered to be frequent trading.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

SUPPLEMENT dated September 9, 2008

To the PROSPECTUS of

Standish Mellon Fixed Income Fund

Dated May 1, 2008

The following information supersedes and replaces the current description of the eligibility/minimum investment requirements of the fund’s shares contained under the heading “Investment and Account Information – How to purchase shares” on page 10 in the above noted prospectus:

Fund shares may be purchased by:

•	bank trust departments, trust companies and insurance companies that have entered into agreements with the funds’ distributor to offer fund shares to their clients;

•

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non- profit entities, trade or labor unions, or state and local governments (“Retirement Plans”), and IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”). The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or SEP-IRAs. Fund shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA that has entered into an agreement with the fund’s distributor to offer shares to such Retirement Plan or SEP-IRA;

•	law firms or attorneys acting as trustees or executors/administrators;

•	foundations and endowments that make an initial investment in a fund of at least $1 million;

•

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the funds’ distributor; and

•	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make fund shares available.

The following information supersedes and replaces the current description of the fund’s redemption fee in the above noted prospectus contained under the headings “Investment and Account Information – How to exchange shares” on page 11, “Investment and Account Information – How to redeem shares” on page 12, “Investment and Account Information – Redemption fee” on page 13, and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 16.

On August 27, 2008, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to eliminate redemption fees from all bond and domestic equity funds.

Accordingly, the Mellon Institutional Funds redemption fee policy no longer applies to the Standish Mellon Fixed Income Fund, effective December 1, 2008.

Effective December 1, 2008, the following information supersedes and replaces the current description of the fund’s excessive exchange and trade activity monitoring policies in the above noted prospectus contained under the headings “Investment and Account Information – How to exchange shares” on page 11 and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 16.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the board of trustees has adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (“frequent trading”) that could adversely affect a fund or its operations. The fund will not enter arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum or maximum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

•	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets); and

•	refuse any purchase or exchange request, including those from any individual or group who, in a fund’s view, is likely to engage in frequent trading.

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

The fund monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, the fund evaluates trading activity in the account for evidence of frequent trading. The fund considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the fund seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the fund seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If the fund concludes the account is likely to engage in frequent trading, the fund may cancel or revoke the purchase or exchange on the following business day. The fund may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the fund may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The fund’s ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by the fund or Dreyfus generally are not considered to be frequent trading.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

SUPPLEMENT dated September 9, 2008

To the PROSPECTUS of

Standish Mellon International Fixed Income Fund
Standish Mellon Global Fixed Income Fund

Dated May 1, 2008

The following information supersedes and replaces the current description of the eligibility/minimum investment requirements of the funds’ shares contained under the heading “Investment and Account Information – How to purchase shares” on page 12 in the above noted prospectus:

Fund shares may be purchased by:

•	bank trust departments, trust companies and insurance companies that have entered into agreements with the funds’ distributor to offer fund shares to their clients;

•

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments (“Retirement Plans”), and IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”). The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or SEP-IRAs. Fund shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA that has entered into an agreement with the fund’s distributor to offer shares to such Retirement Plan or SEP-IRA;

•	law firms or attorneys acting as trustees or executors/administrators;

•	foundations and endowments that make an initial investment in a fund of at least $1 million;

•

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the funds’ distributor; and

•	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make fund shares available.

The following information supersedes and replaces the current description of the funds’ redemption fee in the above noted prospectus contained under the headings “Risk/Return Summary – Fees and expenses of the fund” on pages 5 and 7, “Investment and Account Information – How to exchange shares” on page 13, “Investment and Account Information – How to redeem shares” on page 14, “Investment and Account Information – Redemption fee” on page 15, and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 17.

On August 27, 2008, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to eliminate redemption fees from all bond and domestic equity funds.

Accordingly, the Mellon Institutional Funds redemption fee policy no longer applies to the Standish Mellon International Fixed Income Fund or the Standish Mellon Global Fixed Income Fund, effective December 1, 2008.

Effective December 1, 2008, the following information supersedes and replaces the current description of the funds’ excessive exchange and trade activity monitoring policies in the above noted prospectus contained under the headings “Investment and Account Information – How to exchange shares” on page 13 and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 17.

The funds are designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the board of trustees has adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (“frequent trading”) that could adversely affect a fund or its operations. The funds will not enter arrangements with any person or group to permit frequent trading.

The funds reserve the right to:

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum or maximum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

•	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets); and

•	refuse any purchase or exchange request, including those from any individual or group who, in a fund’s view, is likely to engage in frequent trading.

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the funds may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

The funds monitor selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, the funds evaluate trading activity in the account for evidence of frequent trading. The funds consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the funds seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the funds seek to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If a fund concludes the account is likely to engage in frequent trading, the fund may cancel or revoke the purchase or exchange on the following business day. A fund may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the funds may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The funds’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the funds’ distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

Although the funds’ frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by the fund or Dreyfus generally are not considered to be frequent trading.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

SUPPLEMENT dated September 9, 2008

To the PROSPECTUS of

Standish Mellon Intermediate Tax Exempt Bond Fund

Dated May 1, 2008

The following information supersedes and replaces the current description of the eligibility/minimum investment requirements of the fund’s shares contained under the heading “Investment and Account Information – How to purchase shares” on page 10 in the above noted prospectus:

Fund shares may be purchased by:

•	bank trust departments, trust companies and insurance companies that have entered into agreements with the funds’ distributor to offer fund shares to their clients;

•

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non- profit entities, trade or labor unions, or state and local governments (“Retirement Plans”), and IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”). The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or SEP-IRAs. Fund shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA that has entered into an agreement with the fund’s distributor to offer shares to such Retirement Plan or SEP-IRA;

•	law firms or attorneys acting as trustees or executors/administrators;

•	foundations and endowments that make an initial investment in a fund of at least $1 million;

•

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the funds’ distributor; and

•	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make fund shares available.

The following information supersedes and replaces the current description of the fund’s redemption fee in the above noted prospectus contained under the headings “Risk/Return Summary – Fees and expenses of the Fund” on page 5, “Investment and Account Information – How to exchange shares” on page 11, “Investment and Account Information – How to redeem shares” on page 11, “Investment and Account Information – Redemption fee” on page 13, and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 15.

On August 27, 2008, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to eliminate redemption fees from all bond and domestic equity funds.

Accordingly, the Mellon Institutional Funds redemption fee policy no longer applies to the Standish Mellon Fixed Income Fund, effective December 1, 2008.

Effective December 1, 2008, the following information supersedes and replaces the current description of the fund’s excessive exchange and trade activity monitoring policies in the above noted prospectus contained under the headings “Investment and Account Information – How to exchange shares” on page 11 and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 15.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the board of trustees has adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (“frequent trading”) that could adversely affect a fund or its operations. The fund will not enter arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum or maximum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

•	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets); and

•	refuse any purchase or exchange request, including those from any individual or group who, in a fund’s view, is likely to engage in frequent trading.

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

The fund monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, the fund evaluates trading activity in the account for evidence of frequent trading. The fund considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the fund seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the fund seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If the fund concludes the account is likely to engage in frequent trading, the fund may cancel or revoke the purchase or exchange on the following business day. The fund may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the fund may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The fund’s ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by the fund or Dreyfus generally are not considered to be frequent trading.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

SUPPLEMENT dated September 9, 2008

To the PROSPECTUS of

The Boston Company Group of Equity Funds:

The Boston Company Large Cap Core Fund

The Boston Company Small Cap Value Fund

The Boston Company Small Cap Value Fund II

The Boston Company Small Cap Growth Fund

The Boston Company Small/Mid Cap Growth Fund

The Boston Company Small Cap Tax-Sensitive Equity Fund

The Boston Company Emerging Markets Core Equity Fund

The Boston Company International Core Equity Fund

The Boston Company International Small Cap Fund

Dated February 1, 2008

(as supplemented April 22, 2008 and June 25, 2008)

The following information supersedes and replaces the current description of the eligibility/minimum investment requirements of the funds’ shares contained under the heading “Investment and Account Information – How to purchase shares” on page 25 in the above noted prospectus:

Fund shares may be purchased by:

•	bank trust departments, trust companies and insurance companies that have entered into agreements with the funds’ distributor to offer fund shares to their clients;

•

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments (“Retirement Plans”), and IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”). The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or SEP-IRAs. Fund shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA that has entered into an agreement with the fund’s distributor to offer shares to such Retirement Plan or SEP-IRA;

•	law firms or attorneys acting as trustees or executors/administrators;

•	foundations and endowments that make an initial investment in a fund of at least $1 million;

•

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the funds’ distributor; and

•	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make fund shares available.

Effective December 1, 2008, the following information supersedes and replaces the current description of the funds’ redemption fee in the above noted prospectus contained under the headings “Risk/Return Summary – Fees and expenses of the fund” on pages 5, 7, 9, 11, 13, 15 and 17, “Investment and Account Information – How to exchange shares” on page 26, “Investment and Account Information – How to redeem shares” on page 26, “Investment and Account Information – Redemption fee” on page 27, and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 30.

Frequent trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, a 2% fee will be assessed on redemptions (including exchanges) of the shares that are held for less than 60 days of the following funds only:

The Boston Company Emerging Markets Core Equity Fund
The Boston Company International Core Equity Fund
The Boston Company International Small Cap Fund
(the “redemption fee funds”).

The redemption fee is paid directly to the fund and is designed to offset brokerage commissions, market impact, and other costs associated with frequent trading.

Subject to the exceptions described below, you will be subject to the fee, whether you hold the shares directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, record keeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The redemption fee funds will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The redemption fee funds will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries (including those sponsored by Mellon Institutional Funds or their affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that the investment remains in the fund; (6) purchased by other mutual funds, if approved by Mellon Institutional Funds; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the funds in their sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed from Coverdell Education Savings Accounts to pay qualified education expenses; (10) redeemed from 529 Plans; and (11) converted from one share class to another in the fund.

In addition, the redemption fee funds will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by affiliates of Mellon Institutional Funds or through third party record keepers. These transactions include: (1) redemptions of shares purchased with new contributions to the plan, such as payroll contributions, excess contributions and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distributions, systematic withdrawal programs and lump sum distributions; (3) redemptions by plan participants of investments made on their behalf into Qualified Default Investment Alternatives (“QDIAs”); (4) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (5) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options, plan termination or merger; (6) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (7) forfeitures or redemptions in connection with a participant’s termination of employment. The redemption fee funds may waive redemption fees for certain retirement plans that have implemented automated processes or other procedures to prevent frequent trading. Such waivers require the written approval of the funds.

The redemption fee funds reserve the right to withdraw waivers in their sole discretion without notice if a fund determines that an account is engaging in frequent trading or other activities detrimental to the fund.

If you hold your shares through a financial intermediary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing the redemption fee funds’ distributor with the information necessary to enable you to receive any redemption fee waivers to which you may be entitled.

While each redemption fee fund seeks to apply its redemption fee policy to all accounts, the funds cannot assure that all intermediaries will properly assess the fees in omnibus accounts. In addition, due to operational limitations or restrictions at retirement plans and other financial intermediaries that maintain omnibus accounts with the redemption fee funds, these intermediaries may calculate redemption fees differently than the funds. If you are investing in redemption fee fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.

Effective December 1, 2008, the following information supersedes and replaces the current description of the funds’ excessive exchange and trade activity monitoring policies in the above noted prospectus contained under the headings “Investment and Account Information – How to exchange shares” on page 26 and “Fund Details – Tools used to combat short-term trading and excessive exchange activity” on page 30.

The funds are designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the board of trustees has adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (“frequent trading”) that could adversely affect a fund or its operations. The funds will not enter arrangements with any person or group to permit frequent trading.

The funds reserve the right to:

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum or maximum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

•	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets); and

•	refuse any purchase or exchange request, including those from any individual or group who, in a fund’s view, is likely to engage in frequent trading.

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the funds may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

The funds monitor selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, the funds evaluate trading activity in the account for evidence of frequent trading. The funds consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the funds seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the funds seek to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If a fund concludes the account is likely to engage in frequent trading, the fund may cancel or revoke the purchase or exchange on the following business day. A fund may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the funds may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The funds’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the funds’ distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

Although the funds’ frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by the fund or Dreyfus generally are not considered to be frequent trading.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE